Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies [Line Items]
Long-Term Contracts, Contract Price	$ 5,153	$ 5,355
Long-Term Contracts, Commitments Amount	3,760	4,086
Security Deposit	1,091	1,256
Operating Leases, Rent Expense, Net	2,148	2,082	$ 2,126
Contractual Obligation	$ 89,179	$ 95,210
Lease Expiration Period	The lease arrangement will expire gradually from 2017 to 2024
Minimum [Member]
Commitments and Contingencies [Line Items]
Sales Commissions Percentage	0.50%
Maximum [Member]
Commitments and Contingencies [Line Items]
Sales Commissions Percentage	2.00%